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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tweedy, Browne Company LLC
Address: 350 Park Avenue, 9th Floor
         New York, NY 10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Kenneth E. Leopold
Title: General Counsel
Phone: 212-916-0600

Signature, Place, and Date of Signing:


Kenneth E. Leopold                      New York, New York     05/08/2008
Signature                                  City,  State           Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           67
Form 13F Information Table Value Total:   $2,473,127

List of Other Included Managers:

Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    16845   209179  SH       SOLE                  209179
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    52506   645677  SH       SOLE                  645677
ENI SPONSORED ADR              ADR              26874R108     1245    18285  SH       SOLE                   18285
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    45247  1066395  SH       SOLE                 1066395
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      30309   618556  SH       SOLE                  618556
HEINEKEN NV ADR                ADR              2419176      33875  1162172  SH       SOLE                 1162172
NOVARTIS AG ADR                ADR              66987V109     8611   168077  SH       SOLE                  168077
SANOFI-AVENTIS ADR             ADR              80105N105    30941   824227  SH       SOLE                  824227
SK TELECOM - ADR               ADR              78440P108   178679  8268355  SH       SOLE                 7664055            604300
UNILEVER (UL)                  ADR              904767704    13972   414346  SH       SOLE                  414346
UNILEVER (UN)                  ADR              904784709    58155  1724119  SH       SOLE                 1724119
HONDA MOTOR CO LTD             COM              6435145      74336  2600700  SH       SOLE                 2415900            184800
ACMAT CORP CLASS A             COM              004616207      843    51890  SH       SOLE                   51890
ALLIED IRISH BANKS PLC         COM              019228402      240     5550  SH       SOLE                    5550
ALTRIA GROUP, INC.             COM              02209S103      629    28323  SH       SOLE                   28323
AMERICAN EXPRESS COMPANY       COM              025816109   322047  7366135  SH       SOLE                 6721420            644715
AMERICAN NATIONAL INSURANCE CO COM              028591105    36209   339354  SH       SOLE                  314673             24681
ANHEUSER-BUSCH COS. INC.       COM              035229103      721    15200  SH       SOLE                   15200
AT&T INC                       COM              00206R102      290     7565  SH       SOLE                    7565
AVATAR HOLDINGS INC            COM              053494100     3347    76776  SH       SOLE                   38538             38238

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
BANK OF AMERICA CORP COM       COM              060505104    41790  1102344  SH       SOLE                 1003344             99000
BERKSHIRE HATHAWAY INC DEL     COM              084670108    24679      185  SH       SOLE                     185
BLOUNT INTERNATIONAL INC       COM              951801059     5034   406934  SH       SOLE                  406934
BURLINGTON NORTHERN SANTA FE C COM              12189T104    47231   512161  SH       SOLE                  374004            138157
CINTAS CORP.                   COM              172908105     3870   135605  SH       SOLE                    8605            127000
COMCAST CORP - CLASS A         COM              20030N101      635    32850  SH       SOLE                   32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200   114224  6021284  SH       SOLE                 4527400           1493884
CON-WAY INC.                   COM              205944101    43363   876377  SH       SOLE                  793800             82577
CONOCOPHILLIPS                 COM              20825c104      762    10000  SH       SOLE                   10000
DOW CHEMICAL COMPANY           COM              260543103      806    21860  SH       SOLE                   21860
EXXON MOBIL CORPORATION        COM              30231G102      249     2942  SH       SOLE                    2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    41771  1066676  SH       SOLE                  974676             92000
FINISHMASTER                   COM              31787p108     1814    72560  SH       SOLE                   72560
FIRST LONG ISLAND CORP - NY    COM              320734106     1931   100088  SH       SOLE                  100088
G & K SERVICES INC             COM              361268105      693    19455  SH       SOLE                   19455
GENERAL ELECTRIC CO            COM              369604103     3106    83925  SH       SOLE                   83925
GENUINE PARTS CO               COM              372460105      985    24495  SH       SOLE                   24495
HOME DEPOT INC                 COM              437076102   124917  4466092  SH       SOLE                 3790917            675175
KRAFT FOODS INC-A              COM              50075n104      371    11948  SH       SOLE                   11948
LEUCADIA NATIONAL CORP         COM              527288104    29996   663345  SH       SOLE                  663345
MASCO CORP                     COM              574599106     1249    63000  SH       SOLE                   63000
MB FINANCIAL, INC.             COM              55264U108      798    25911  SH       SOLE                   25911
MICROSOFT CORP                 COM              594918104      227     8000  SH       SOLE                    8000
NATIONAL WESTERN LIFE INS CO   COM              638522102    27648   127533  SH       SOLE                  127533
NORFOLK SOUTHERN CORP          COM              655844108    41274   759833  SH       SOLE                  621778            138055
PHILIP MORRIS INTERNATIONAL    COM              718172109     1433    28323  SH       SOLE                   28323
PNC FINANCIAL SERVICES GROUP I COM              693475105    20484   312401  SH       SOLE                  261401             51000
RAMCO GERSHENSON PROPERTIES TR COM              751452202     2351   111366  SH       SOLE                  111366
RAYONIER INC                   COM              754907103    19504   448980  SH       SOLE                  448980
SAGA COMMUNICATIONS            COM              786598102     1411   251980  SH       SOLE                  251980
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      591    39840  SH       SOLE                   39840

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
SHERWIN WILLIAMS CO            COM              824348106      398     7800  SH       SOLE                    7800
TORCHMARK CORP                 COM              891027104    64153  1067261  SH       SOLE                 1067261
TRANSATLANTIC HLDGS            COM              893521104   103382  1558133  SH       SOLE                 1411809            146324
UNIFIRST CORP                  COM              904708104    78644  2120349  SH       SOLE                 1735043            385306
URSTADT BIDDLE PROPERTIES INC. COM              917286106      243    15000  SH       SOLE                   15000
US BANCORP DEL                 COM              902973304      230     7095  SH       SOLE                    7095
UST INC                        COM              902911106     1190    21820  SH       SOLE                   21820
VERIZON COMMUNICATIONS         COM              92343V104      416    11418  SH       SOLE                   11418
WAL-MART STORES INC            COM              931142103    69222  1314001  SH       SOLE                 1163191            150810
WELLS FARGO & COMPANY          COM              949746101    58968  2026407  SH       SOLE                 2026407
AMERICAN INT'L GROUP           COM              026874107   343271  7936902  SH       SOLE                 7393281            543621
BRISTOL MYERS SQUIBB CO        COM              110122108     5872   275671  SH       SOLE                  108671            167000
COCA COLA FEMSA                COM              191241108   190628  3384129  SH       SOLE                 3212629            171500
JOHNSON & JOHNSON              COM              478160104    27119   418053  SH       SOLE                  418053
NATUZZI SPA                    COM              63905A101    12146  3282708  SH       SOLE                 3282708
SUN-TIMES MEDIA GROUP,INC.     COM              86688Q100     3003  4170607  SH       SOLE                 4170607